Finance Costs	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
FINANCE COSTS

9 FINANCE COSTS

	2023	2022	2021
	USD	USD	USD

Interest on convertible loans (note 27)	137,500	322,748	1,836,468
Bank interest and other charges	90,947	82,636	110,813
Interest on lease liabilities (note 21)	40,070	58,610	57,779
Interest on working capital loans (note 27)	-	88,757	221,372
Fair value movements on convertible notes (note 27)	-	-	453,331
	268,517	552,751	2,679,763